Note 12 - Income Taxes - Income Tax Expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
U.S. Federal, Current Income Tax Expense (Benefit)		$ 35,118	$ (624,825)
U.S. Federal, Deferred Income Tax Expense (Benefit)			2,098,615
U.S. Federal, Net Income Tax Expense (Benefit)		35,118	1,473,790
State, Current Income Tax Expense (Benefit)	(5,438)	(29,219)	(120,917)
State, Deferred Income Tax Expense (Benefit)			129,509
State, Income Tax Expense (Benefit)	(5,438)	(29,219)	8,592
Total Current Income Tax Expense (Benefit)	(5,438)	5,899	(745,742)
Total Deferred Income Tax Expense (Benefit)			2,228,124
Total Net Income Tax Expense (Benefit)	$ (5,438)	$ 5,899	$ 1,482,382